Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Prepayments and accrued income	$ 8,114	$ 9,057
Settlement accounts	17,316	14,744
Cash collateral and margin receivables	59,543	49,148
Assets held for sale	299	123
Bullion	20,151	14,830
Endorsements and acceptances	10,278	10,198
Reinsurers’ share of liabilities under insurance contracts (Note 4)	3,448	3,592
Employee benefit assets (Note 5)	10,450	8,280
Right-of-use assets	4,002	4,222
Owned property, plant and equipment	10,412	10,480
Other accounts	12,399	12,006
Prepayments, accrued income and other assets	156,412	136,680
Financial assets at amortised cost	481,874	436,959
Prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 105,469	$ 92,979